CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 519,273	$ 252,933	$ 911,759	$ 516,537	$ 1,348,491	$ 628,829
Cost of revenue	566,525	283,016	1,166,453	573,606	1,588,693	890,005
Gross loss	(47,252)	(30,083)	(254,694)	(57,069)	(240,202)	(261,176)
Operating expense:
Sales, general and administrative	889,405	221,582	1,887,870	412,165	3,560,555	959,504
Loss from operations	(936,657)	(251,665)	(2,142,564)	(469,234)	(3,800,757)	(1,220,680)
Other income (expense):
Interest income	2	4	4	179	185	1,973
Interest expense	(77,625)	(5,752)	(486,977)	(6,767)	(255,333)
Loss on extinguishment of debt	(571,122)		(571,122)
Derivative warrant valuation expense, net	(12,839,860)		(12,839,860)
Other income (expense), net	(13,488,605)	(5,748)	(13,897,955)	(6,588)	(255,148)	1,973
Loss before income taxes	(14,425,262)	(257,413)	(16,040,519)	(475,822)	(4,055,905)	(1,218,707)
(Provision) benefit for income taxes
Net loss	$ (14,425,262)	$ (257,413)	$ (16,040,519)	$ (475,822)	$ (4,055,905)	$ (1,218,707)
Net loss per share	$ (0.35)	$ (0.01)	$ (0.40)	$ (0.02)	$ (0.13)	$ (0.05)
Weighted average shares used in calculation of net loss per share	41,175,742	30,548,060	40,397,966	29,114,911	32,365,036	24,770,195